Schedule of Investments
Novmeber 30, 2021 (unaudited)
Sparrow Growth Fund

	Shares or Principal
Security Description	Amount ($)		Fair Value ($)(1)

Common Stocks - 100.10%

Asset Management - 2.02%
The Blackstone Group, Inc. (2)	9,910		1,401,769

Biological Products (No Diagnostic Substances) - 2.43%
BioNTech SE (2)	2,640		928,594
Moderna, Inc. (2)	2,170		764,773

			1,693,367

Bottled & Canned Soft Drinks Carbonated Waters - 0.88%
Celsius Holdings, Inc. (2)	8,945		611,927

Coating, Engraving & Allied Services - 0.06%
XPEL, Inc. (2)	590		42,415

Electronic Computers - 1.81%
Apple, Inc.	7,600		1,256,280

Finance Services - 2.22%
Coinbase Global, Inc. Class A(2)	2,220		699,300
Upstart Holdings, Inc. (2)	4,125		845,171

			1,544,471

Fire, Marine & Casualty Insurance - 0.04%
Palomar Holdings, Inc. (2)	395		28,867

Hospital & Medical Service Plans - 2.10%
UnitedHealth Group, Inc. (2)	3,295		1,463,705

Hotels & Motels - 0.91%
MGM Resorts International (2)	15,980		632,488

Insurance Agents Brokers & Services - 1.04%
BRP Group, Inc. Class A (2)	19,600		725,984

Laboratory Analytical Instruments - 0.96%
10X Genomics, Inc. Class A (2)	4,380		669,308

Medical Instruments & Supplies - 1.02%
Intuitive Surgical, Inc. (2)	2,180		707,061

Motor Vehicles & Passenger Car Bodies - 2.07%
Tesla, Inc. (2)	1,260		1,442,398

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 0.17%
Edwards Lifesciences Corp. (2)	1,090		116,968

Personal Credit Institutions - 0.19%
Atlanticus Holdings, Corp. (2)	2,220		131,935
LendingClub Corp. (2)	28,325		926,794

			1,058,729

Pharmaceutical Preparations - 2.97%
Alnylam Pharmaceuticals, Inc. (2)	6,475		1,190,105
Avid Bioservices, Inc. (2)	3,755		114,753
Horizon Therapeutics PLC (Ireland) (2)	6,365		660,432
Vertex Pharmaceuticals, Inc. (2)	550		102,817

			2,068,107

Retail-Auto Dealers & Gasoline Stations - 2.66%
Carvana Co. Class A (2)	6,585		1,846,566

Retail-Catalog & Mail-Order Houses - 1.99%
Amazon.com, Inc. (2)	395		1,385,293

Retail - Lumber & Other Building Materials - 2.03%
Home Depot, Inc. (2)	3,520		1,410,147

Security Brokers, Dealers & Flotation Companies - 1.95%
Charles Schwab Corp. (2)	17,485		1,353,164

Semiconductors & Related Devices - 8.60%
Advanced Micro Devices, Inc. (2)	7,755		1,228,160
Enphase Energy, Inc. (2)	6,220		1,555,000
MaxLinear, Inc. Class A (2)	13,745		925,451
NVIDIA Corp.	3,670		1,199,209
SITIME Corp. (2)	3,590		1,071,543

			5,979,363

Services - Amusement & Recreation Services - 1.33%
Live Nation Entertainment, Inc. (2)	8,680		925,722

Services - Business Services, Nec - 3.52%
Etsy, Inc. (2)	2,080		571,126
Mastercard, Inc.	2,230		702,272
PayPal Holdings, Inc. (2)	2,760		510,296
Repay Holdings Corp. Class A (2)	1,835		30,021
TechTarget, Inc. (2)	6,560		633,893

			2,447,608

Services - Computer Processing & Data Preparation - 4.82%
Marathon Digital Holdings, Inc. (2)	16,855		860,785
RingCentral, Inc. Class A (2)	2,850		615,543
Riot Blockchain, Inc. (2)	16,900		631,553
Workday, Inc. Class A (2)	2,480		680,090
Zoom Video Communications, Inc. Class A (2)	2,675		565,522

			3,353,493

Services - Computer Programming Services - 1.96%
Zscaler, Inc. (2)	3,930		1,363,592

Services - Computer Programming, Data Processing, Etc. - 7.07%
Alphabet, Inc. Class A (2)	420		1,191,939
Meta Platforms, Inc. Class A (2)	3,940		1,278,373
Pinterest, Inc. Class A (2)	4,255		170,455
The Trade Desk, Inc. Class A (2)	20,700		2,140,794
Veritone, Inc. (2)	5,250		134,610

			4,916,171

Services - Consumer Credit Reporting, Collection Agencies - 0.73%
S&P Global, Inc. (2)	1,115		508,139

Services - Home Health Care Services - 0.35%
AdaptHealth Corp. Class A (2)	12,355		242,529

Services - Miscellaneous Health & Allied Services, Nec - 0.96%
Icon PLC (2)	2,465		666,709

Services - Miscellaneous Amusement & Recreation - 1.03%
SeaWorld Entertainment, Inc. (2)	12,180		718,498

Services - Miscellaneous Business Services - 2.94%
Sea Ltd. ADR (2)	7,100		2,045,297

Services - Prepackaged Software - 25.77%
Adobe, Inc. (2)	1,315		880,853
Bill.com Holdings, Inc. (2)	915		256,978
Blackline, Inc. (2)	3,010		331,250
Cloudflare, Inc. Class A (2)	2,175		409,422
Coupa Software, Inc. (2)	3,510		690,277
CrowdStrike Holdings, Inc. Class A (2)	3,060		664,448
Datadog, Inc. Class A (2)	4,680		834,397
DocuSign, Inc. (2)	3,905		962,036
Grid Dynamics Holdings, Inc. (2)	18,800		737,524
Hubspot, Inc. (2)	1,440		1,161,950
Microsoft Corp.	2,595		857,881
MongoDB, Inc. Class A (2)	1,545		769,564
Okta, Inc. Class A (2)	3,810		820,026
Palantir Technologies, Inc. Class A (2)	11,320		233,758
Paycom Software, Inc. (2)	1,665		728,404
Paylocity Holding Corp. (2)	1,540		388,604
Salesforce.com, Inc. (2)	2,860		814,986
ServiceNow, Inc. (2)	1,260		816,102
Shopify, Inc. Class A (Canada) (2)	1,590		2,419,646
Smartsheet, Inc. Class A (2)	7,060		451,840
Snowflake, Inc. Class A (2)	2,105		716,016
Square, Inc. Class A (2)	5,755		1,198,939
Twilio, Inc. Class A (2)	1,980		566,577
Zoominfo Technologies, Inc. Class A (2)	3,425		211,322

			17,922,800

Services - Video Tape Rental - 1.84%
Netflix, Inc. (2)	1,990		1,277,381

Services-to Dwellings & Other Buildings - 1.40%
Airbnb, Inc. Class A (2)	5,635		972,263

Special Industry Machinery, Nec - 0.12%
ACM Research, Inc. Class A (2)	990		86,546

State Commercial Banks - 1.47%
Silvergate Capital Corp. Class A (2)	5,015		1,025,467

Surgical & Medical Instruments & Apparatus - 5.02%
Inspire Medical Systems, Inc. (2)	2,320		517,986
ShockWave Medical, Inc. (2)	10,495		1,891,619
Tandem Diabetes Care, Inc. (2)	8,425		1,082,781

			3,492,386

Title Insurance - 0.31%
Investors Title Co.	1,000		216,000

Total Common Stock	(Cost $ 44,746,056)		69,618,978

Total Investments - 100.10%	(Cost $ 44,746,056)		69,618,978

Liabilities in Excess of Other Assets - -.10%			(71,827)

Total Net Assets - 100.00%			69,547,151

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of Novmeber 30, 2021 in valuing the Fund's assets carried at fair value:

	Investments in		Other Financial
Valuation Inputs	Securities		Instruments (4)
Level 1 - Quoted Prices	$69,547,151	$
Level 2 - Other Significant Observable Inputs	0		-
Level 3 - Significant Unobservable Inputs	0		-
Total	$69,547,151		$0

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Fair valued security deemed as Level 3 security.
(4) Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.